Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Accounting Policies [Abstract]
Foreign currency exchange translation adjustment	$ (17,701)	$ 5,051